Major restructuring costs	12 Months Ended
Dec. 31, 2024
Restructuring provision [abstract]
Major restructuring costs

10. Major restructuring costs
Within the Pharmaceuticals sector, the highly regulated manufacturing operations and supply chains and long lifecycle of the business mean that restructuring programmes, particularly those that involve the rationalisation or closure of manufacturing or R&D sites, are likely to take several years to complete.
Major restructuring costs are those related to specific Board-approved Major restructuring programmes, including integration costs following material acquisitions, which are structural and are of a significant scale where the costs of individual or related projects exceed £25 million.
In January 2020, the Board approved a Separation restructuring programme to prepare for the separation of GSK into two companies. This programme is largely complete. After the acquisition of Sierra Oncology (July 2022) and Affinivax (August 2022),
the Board approved a Major restructuring programme for the integration of significant acquisitions designed to integrate and achieve synergies. GSK acquired Bellus Health Inc. in June 2023 and Aiolos Bio, Inc. in February 2024.
The total restructuring costs of £353 million in 2024 (2023: £382 million; 2022: £321 million) were incurred in the following areas:
–Restructuring costs for separation of GSK into two companies aiming to provide a robust and sustainable state for the
Pharmaceutical organisation
–Continued transformation of central functions, including GSK technology platforms and interfaces, to deliver greater digital synergies, simplification of applications and staff reductions
–The integration of acquisitions
The analysis of the costs charged to operating profit under these programmes was as follows:

	2024 £m	2023 £m	2022 £m
Increase in provision for Major restructuring programmes (see Note 32)	195	172	138
Amount of provision reversed unused (see Note 32)	(51)	(55)	(111)
Impairment (reversals)/losses recognised	(12)	33	122
Other non-cash charges/(credit)	58	86	(7)
Other cash costs	163	146	179
	353	382	321
Provision reversals of £51 million mainly relate to the Separation restructuring programme. Asset impairment credit of £12 million and other non-cash charges of £58 million principally comprised fixed asset write-downs of manufacturing and accelerated depreciation where asset lives have been shortened in the supply chain manufacturing network as a result of the Major restructuring programmes. All other charges have been or will be settled in cash and include site closure costs, consultancy and project management costs.
The analysis of Major restructuring charges by programme was as follows:

	2024
	Cash £m	Non-cash £m	Total £m
Separation restructuring programme	200	36	236
Significant acquisitions	59	1	60
Legacy programmes	48	9	57
	307	46	353

	2023
	Cash £m	Non-cash £m	Total £m
Separation restructuring programme	199	117	316
Significant acquisitions	65	1	66
Legacy programmes	(1)	1	–
	263	119	382
The analysis of Major restructuring charges by income statement line was as follows:

	2024 £m	2023 £m	2022 £m
Cost of sales	163	164	102
Selling, general and administration	160	216	180
Research and development	9	2	39
Other operating expense	21	–	–
	353	382	321